PARADIGM VALUE FUND (PVFAX)

Fund Facts

Objective:

The Fund seeks long-term capital appreciation.

Strategy:

The Fund primarily invests in common stocks of small U.S. companies whose market capitalizations fall within the range of $1.5 billion or less that the Advisor believes have the potential for capital appreciation.

Investor Profile:

The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:

John Walthausen, CFA, Senior Vice President of Paradigm Funds Advisor LLC, has served as portfolio manager of the fund since inception. Mr. Walthausen searches for unusual value in small cap stocks and this fund is a showcase for his stock selection ability. As a result, his individual stock positions, or "best picks" may account for more than 5% of the portfolio. His stock selection ranges from small unknown companies, to deeply distressed turnaround situations, asset plays, companies with accelerating growth, or takeover candidates. He emphasizes detailed analysis of management, their strategy, as well as earnings and cash flow prospects.

Fund Statistics

(as of December 31, 2006)

Inception Date:	January 1, 2003
Ticker:	PVFAX
Cusip:	69901E104
Management Fees:	2.00%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	70
Net Assets ($millions)	$56.7
NAV	$48.55

Sector Allocation

(Portfolio Holdings as of December 31, 2006)



Other 5%
Technology 13%
Utilities 3%
Financial Services 5%
Healthcare 8%
Auto and Transportation 3%
Producer Durables 17%
Consumer Discretionary 20%
Consumer Staples 3%
Materials & Processing 20%
Other Energy 2%
Integrated Oils 1%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of December 31, 2006)

Lodgenet Entertainment Corporation	2.5%
Cholestech Corporation	2.2%
Imergent, Inc.	2.2%
Interpool, Inc.	2.1%
Curtiss-Wright Corporation	2.1%
CPI, Corporation	2.1%
Owens & Minor Inc.	2.0%
Rogers Corporation	2.0%
Alpharma	2.0%
Black Box Corporation	2.0%
% of Net Assets	21.2%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Average Annual Returns and Performance for the periods ended December 31, 2006.**

	4Q06 (B)	*YTD*	*3Year* (E)	*(1/1/03)* (E)
Paradigm Value Fund	11.09%	19.19%	23.46%	31.90%
S&P 600 Index (C)	7.85%	15.11%	15.01%	20.54%
Russell 2000® Value Index (D)	9.03%	23.48%	16.48%	23.32%

(A) Average annual return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

(D) The Russell 2000® Value Index is an unmanaged index of small capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small capitalization stocks whose composition is different from the Fund.

(E) Annualized return

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $1.5 billion market capitalization). Small capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.
Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

PARADIGM SELECT FUND (PFSLX)

Fund Facts

Objective:

The Fund seeks long-term capital appreciation.

Strategy:

The Fund primarily invests in common stocks of U.S. companies whose market market capitalizations fall within the range of $500 million to $10 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:

The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small and mid capitalization companies

Portfolio Management:

John Walthausen, CFA, Senior Vice President of Paradigm Funds Advisor LLC, has served as portfolio manager of the fund since inception .

Mr. Walthausen's focus is on more established small to midcap companies. He takes advantage of the unexciting. Investors generally spend too much time on the exciting companies and industries and neglect well managed companies which move forward steadily. Mr. Walthausen works with a group of consistent money makers to build a balanced, lower risk stock portfolio.

Fund Statistics

(as of December 31, 2006)

Inception Date:	January 1, 2005
Ticker:	PFSLX
Cusip:	69901E302
Management Fees:	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	63
Net Assets ($millions)	$6.7
NAV	$26.48

Sector Allocation

(Portfolio Holdings as of December 31, 2006)



Other 5%
Technology 6%
Healthcare 3%
Consumer Discretionary 21%
Consumer Staples 8%
Integrated Oils 0%
Other Energy 3%
Materials & Processing 12%
Producer Durables 15%
Auto and Transportation 4%
Financial Services 11%
Utilities 12%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of December 31, 2006)

Alleghany Corporation	2.2%
Convergys Corp.	2.0%
Woodward Governor Company	2.0%
Harland John H. Company	2.0%
Payless Shoesource Inc.	1.9%
Visteon Corp.	1.9%
Avnet	1.9%
Tempur Pedic International, Inc.	1.8%
Curtiss-Wright	1.8%
Phoenix, Co.	1.8%
% of Net Assets	19.3%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Total Return and Performance for the periods ended December 31, 2006.**

	4Q06 (B)	*YTD*	*Since Inception (1/1/05)* (D)
Paradigm Select Fund	8.99%	21.67%	16.77%
Russell 2000® Index (C)	8.90%	18.37%	11.25%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C) The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(D) Annualized return

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small and mid capitalization companies. Small and mid capitalization companies can be riskier investments than larger companies.

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Capital Management, Inc. at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.

PARADIGM OPPORTUNITY FUND (PFOPX)

Fund Facts

Objective:
The Fund seeks long-term capital appreciation.

Strategy:
The Fund primarily invests in common stocks of U.S. companies whose market capitalizations fall within the range of $25 million to $2 billion that the Advisor believes have the potential for capital appreciation.

Investor Profile:
The Fund may be suitable for investors seeking: 1) long-term growth of capital, 2) exposure to small capitalization companies

Portfolio Management:
Jason Ronovech, CFA, of Paradigm Funds Advisor LLC, serves as portfolio manager of the fund. The Fund takes an opportunistic approach identifying sectors with favorable growth prospects and selecting securities it believes are undervalued. The techniques include holding higher cash positions when opportunities are limited.

Fund Statistics

(as of December 31, 2006)

Inception Date:	January 1, 2005
Ticker:	PFOPX
Cusip:	69901E203
Management Fees: (net of waiver)	1.50%
12b-1 Distribution Fees:	None
Sales Load:	None
Redemption Fees (On shares sold after holding them for 90 days or less):	2.00%
Minimum Investment:	Regular Account: $10,000 IRA Account: $1,000
Minimum Subsequent Investment:	$100
Total # of holdings	33
Net Assets ($millions)	$3.7
NAV	$23.21

Sector Allocation

(Portfolio Holdings as of December 31, 2006)



Producer Durables 0%
Auto and Transportation 0%
Financial Services 9%
Utilities 0%
Other 0%
Materials & Processing 3%
Other Energy 5%
Integrated Oils 0%
Technology 40%
Consumer Staples 2%
Consumer Discretionary 14%
Healthcare 27%

Sector allocations are based upon the Russell sector scheme and represent a % of the common stock held

Allocation is subject to change and may not be representative of current or future holdings

Top Ten Holdings

(as of December 31, 2006)

Parametric Technology	4.9%
Epicor Software Corporation	4.7%
Perkin Elmer, Inc.	4.3%
Viasat, Inc.	4.2%
Per Se Technologies	3.3%
Orthofix International, NV	3.2%
First Midwest Bancorp, Inc.	3.1%
Respironics, Inc.	3.1%
EGL, Inc.	3.0%
K V Pharmaceutical Class A	3.0%
% of Net Assets	36.8%

Holdings are subject to change and may not be representative of current or future holdings

Performance Return Summary

(A) **Total Return and Performance for the periods ended December 31, 2006.**

	4Q06 (B)	*YTD*	*Since Inception (1/1/05)* (E)
Paradigm Opportunity Fund	8.05%	11.39%	9.51%
Russell 2000® Index (C)	8.90%	18.37%	11.25%
Russell 2000® Value Index (D)	9.03%	23.48%	13.71%

(A) Total return includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B) Non-annualized return

(C)The Russell 2000R Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

(D) The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.

(E) Annualized return

Past Performance Does Not Guarantee Future Results. Investment Return And Principal Value Will Fluctuate So That Shares, When Redeemed, May Be Worth More Or Less Than Their Original Cost. Returns Do Not Reflect The Deduction Of Taxes That A Shareholder Would Pay On Fund Distributions Or The Redemption Of Fund Shares.

As is the case with most investments, you may lose money by investing in the Fund. The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Fund's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the fund's return. The fund primarily invests in small capitalization companies (less than $2 billion market capitalization). Small capitalization companies can be riskier investments than larger companies

Not FDIC-Insured. May Lose Value. No Bank Guarantee.
This report must be preceded or accompanied by a prospectus containing more detail including information on risks, fees, sales charges and expenses.
Please contact Paradigm Funds Advisors LLC at 1-800-239-0732. Please read it carefully before you invest or send money. Current performance may be lower or higher than the performance data quoted. You may obtain performance data current to the most recent month-end by calling the transfer agent at 1-877-59-Funds.